UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21337

Salomon Brothers Global High Income Fund Inc.

(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Smith Barney Fund Management LLC

300 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-451-2010

Date of fiscal year end: May 31

Date of reporting period: August 31, 2004

ITEM 1.	SCHEDULE OF INVESTMENTS

SALOMON BROTHERS

GLOBAL HIGH INCOME FUND INC.

FORM N-Q

AUGUST 31, 2004

SALOMON BROTHERS GLOBAL HIGH INCOME FUND INC.

Schedule of Investments (unaudited)	August 31, 2004

FACE AMOUNT	SECURITY(a)	VALUE
U.S. GOVERNMENT AGENCIES (b)(c) - 51.2%
	Federal Home Loan Mortgage Corporation (FHLMC):
$70,000,000	5.000%, 30 year	$69,431,250
30,000,000	5.500%, 30 year	30,478,140
10,000,000	6.000%, 30 year	10,309,380
	Federal National Mortgage Association (FNMA):
40,000,000	4.500%, 30 year	38,537,520
20,000,000	5.500%, 30 year	20,312,500
60,000,000	6.000%, 30 year	61,931,280

	TOTAL U.S. GOVERNMENT AGENCIES
	(Cost - $224,700,000)	231,000,070

CORPORATE BONDS - 35.5%
Basic Industries - 7.7%
825,000	AK Steel Corp., 7.875% due 2/15/09	800,250
650,000	Anchor Glass Container Corp., Secured Notes, 11.000% due 2/15/13	744,250
375,000	Appleton Papers Inc., Sr. Sub. Notes, 9.750% due 6/15/14(d)	380,625
1,750,000	Applied Extrusion Technologies, Inc., Series B, 10.750% due 7/1/11(e)	1,067,500
600,000	BCP Caylux Holdings Luxembourg SCA, Sr. Sub. Notes, 9.625% due 6/15/14(d)	647,250
1,250,000	Berry Plastics Corp., 10.750% due 7/15/12	1,406,250
300,000	Borden US Finance Corp., Secured Notes, 9.000% due 7/15/14(d)	310,500
800,000	Bowater Inc., Debentures, 9.500% due 10/15/12	913,083
1,500,000	Buckeye Technologies Inc., Sr. Sub. Notes, 8.000% due 10/15/10	1,488,750
750,000	Equistar Chemicals L.P., Sr. Notes, 10.625% due 5/1/11	847,500
1,000,000	Huntsman Advanced Materials LLC, Secured Notes, 11.000% due 7/15/10(d)	1,145,000
1,250,000	Huntsman International LLC, 10.125% due 7/1/09	1,293,750
1,400,000	IMCO Recycling Inc., Secured Notes, 10.375% due 10/15/10	1,505,000
50,000	ISP Holdings Inc., Secured Notes, Series B, 10.625% due 12/15/09	55,250
800,000	Ispat Inland ULC, Secured Notes, 9.750% due 4/1/14(d)	858,000
1,250,000	JSG Funding PLC, Sr. Notes, 9.625% due 10/1/12	1,412,500
1,500,000	Koppers Inc., 9.875% due 10/15/13	1,657,500
1,425,000	Lyondell Chemical Co., Secured Notes, Series A, 9.625% due 5/1/07	1,530,094
1,000,000	Millennium America Inc., 9.250% due 6/15/08	1,095,000
200,000	Mueller Group, Inc., Sr. Sub. Notes, 10.000% due 5/1/12(d)	216,500
450,000	Mueller Holdings, Inc., Discount Notes, (zero coupon until 4/15/09, 14.750% thereafter), due 4/15/14(d)	288,000
1,375,000	New Market Corp., 8.875% due 5/1/10	1,481,562
1,450,000	Plastipak Holdings Inc., 10.750% due 9/1/11	1,573,250
1,500,000	Radnor Holdings Corp., Sr. Notes, 11.000% due 3/15/10	1,267,500

See Notes to Schedule of Investments.

SALOMON BROTHERS GLOBAL HIGH INCOME FUND INC.

Schedule of Investments (unaudited) (continued)	August 31, 2004

FACE AMOUNT	SECURITY(a)	VALUE
Basic Industries - 7.7% (continued)
$1,500,000	Resolution Performance Products Inc., Sr. Sub. Notes, 13.500% due 11/15/10	$1,462,500
1,575,000	Rhodia SA, Sr. Sub. Notes, 8.875% due 6/1/11	1,338,750
	Stone Container Corp., Sr. Notes:
950,000	9.750% due 2/1/11	1,068,750
1,000,000	8.375% due 7/1/12	1,105,000
25,000	Stone Container Finance, 7.375% due 7/15/14 (d)	25,938
1,400,000	Tekni-Plex, Inc., Series B, 12.750% due 6/15/10	1,358,000
	Tembec Industries, Inc.:
400,000	8.625% due 6/30/09	419,000
1,150,000	8.500% due 2/1/11	1,216,125
1,375,000	Westlake Chemical Corp., 8.750% due 7/15/11	1,536,562
1,150,000	Wolverine Tube, Inc., 10.500% due 4/1/09	1,265,000

		34,780,489

Consumer Cyclicals - 3.3%
2,000,000	Buffets, Inc., Sr. Sub. Notes, 11.250% due 7/15/10	2,110,000
1,000,000	Carrols Corp., 9.500% due 12/1/08	1,032,500
575,000	Cinemark Inc., Sr. Discount Notes, (zero coupon until 3/15/09, 9.750% thereafter), due 3/15/14	398,906
1,725,000	Cole National Group, Inc., Sr. Sub. Notes, 8.875% due 5/15/12	1,888,875
1,000,000	Courtyard By Marriott II L.P., Sr. Notes, Series B, 10.750% due 2/1/08	1,015,000
	Eye Care Centers of America, Inc.:
2,000,000	5.350% due 5/1/08 (f)	1,850,000
325,000	9.125% due 5/1/08	328,250
223,000	FelCor Lodging L.P., 10.000% due 9/15/08	235,544
1,000,000	John Q. Hammons Hotels L.P., 1st Mortgage, Series B, 8.875% due 5/15/12	1,117,500
75,000	LCE Acquisition Corp., 9.000% due 8/1/14 (d)	76,500
1,200,000	Leslie’s Poolmart, Sr. Notes, Series B, 10.375% due 7/15/08	1,230,000
	Levi Strauss & Co., Sr. Notes:
750,000	11.625% due 1/15/08	780,000
625,000	12.250% due 12/15/12	651,563
1,000,000	MeriStar Hospitality Operating Partnership, L.P., 10.500% due 6/15/09	1,086,250
500,000	Prime Hospitality Corp., Sr. Sub. Notes, Series B, 8.375% due 5/1/12	577,500
	Six Flags, Inc., Sr. Notes:
250,000	9.750% due 4/15/13	233,750
200,000	9.625% due 6/1/14	186,500

		14,798,638

Consumer Non-Cyclicals - 8.0%
925,000	aaiPharma Inc., 11.500% due 4/1/10	645,187
874,800	Ahold Lease U.S.A., Inc., Series A-1, 7.820% due 1/2/20	901,591

See Notes to Schedule of Investments.

SALOMON BROTHERS GLOBAL HIGH INCOME FUND INC.

Schedule of Investments (unaudited) (continued)	August 31, 2004

FACE AMOUNT	SECURITY(a)	VALUE
Consumer Non-Cyclicals - 8.0% (continued)
$2,800,000	AKI, Inc., Sr. Notes, 10.500% due 7/1/08	$2,894,500
1,100,000	AmeriPath, Inc., 10.500% due 4/1/13	1,133,000
337,000	Applica Inc., Sr. Sub. Notes, 10.000% due 7/31/08	333,630
725,000	Athena Neurosciences Finance LLC, 7.250% due 2/21/08	725,000
650,000	Caesars Entertainment Inc., Sr. Sub. Notes, 8.875% due 9/15/08	737,750
1,500,000	Doane Pet Care Co., Sr. Sub. Notes, 9.750% due 5/15/07	1,406,250
1,400,000	Elan Pharmaceutical Investments III, Series B, Secured Notes, 7.720% due 3/15/05	1,414,000
585,000	Elizabeth Arden, Inc., Secured Notes, Series B, 11.750% due 2/1/11	687,375
750,000	Extendicare Health Services, Inc., 9.500% due 7/1/10	841,875
700,000	Genesis HealthCare Corp., Sr. Sub. Notes, 8.000% due 10/15/13	750,750
1,400,000	Hines Nurseries, Inc., 10.250% due 10/1/11	1,477,000
2,500,000	Home Interiors & Gifts, Inc., 10.125% due 6/1/08	2,162,500
275,000	IASIS Healthcare Corp., Sr. Sub. Notes, 8.750% due 6/15/14(d)	290,125
1,625,000	Icon Health & Fitness, Inc., 11.250% due 4/1/12	1,779,375
1,375,000	Inn of the Mountain Gods Resort & Casino, Sr. Notes, 12.000% due 11/15/10	1,560,625
425,000	InSight Health Services Corp., Series B, 9.875% due 11/1/11	432,438
1,520,000	Jafra Cosmetics International Inc., 10.750% due 5/15/11	1,744,200
500,000	Jean Coutu Group Inc., Sr. Sub. Notes, 8.500% due 8/1/14(d)	506,250
300,000	Medical Device Manufacturing Inc., 10.000% due 7/15/12(d)	318,000
1,600,000	MGM MIRAGE, Sr. Notes, 6.750% due 9/1/12(d)	1,640,000
	Pinnacle Entertainment, Inc.:
800,000	8.750% due 10/1/13	828,000
1,000,000	Sr. Sub. Notes, 8.250% due 3/15/12	1,010,000
1,000,000	Psychiatric Solutions, Inc., Sr. Sub. Notes, 10.625% due 6/15/13	1,130,000
1,000,000	Rite Aid Corp., Notes, 6.125% due 12/15/08 (d)	970,000
525,000	Sealy Mattress Co., Sr. Sub. Notes, 8.250% due 6/15/14(d)	544,687
250,000	Swift & Co., 10.125% due 10/1/09	276,875
536,000	Tempur-Pedic Inc. & Tempur Production U.S.A. Inc., Sr. Sub. Notes, 10.250% due 8/15/10	605,680
	Tenet Healthcare Corp.:
125,000	Notes, 7.375% due 2/1/13	116,250
	Sr. Notes.:
1,250,000	6.500% due 6/1/12	1,112,500
200,000	9.875% due 7/1/14(d)	209,500
2,000,000	Turning Stone Casino Resort Enterprise, Sr. Notes, 9.125% due 12/15/10(d)	2,142,500
1,500,000	United Industries Corp., Series D, 9.875% due 4/1/09	1,578,750
725,000	Vanguard Health Systems, Inc., 9.750% due 8/1/11	844,625
475,000	Venetian Casino Resort, LLC, 11.000% due 6/15/10	543,281

		36,294,069

See Notes to Schedule of Investments.

SALOMON BROTHERS GLOBAL HIGH INCOME FUND INC.

Schedule of Investments (unaudited) (continued)	August 31, 2004

FACE AMOUNT	SECURITY(a)	VALUE
Energy - 3.4%
$3,000,000	Dynegy Holdings Inc., Secured Notes, 8.020% due 7/15/08 (d)(f)	$3,225,000
	El Paso Corp.:
125,000	Notes, 7.875% due 6/15/12	120,938
	Sr. Notes:
2,050,000	7.375% due 12/15/12	1,927,000
100,000	7.750% due 1/15/32	85,375
812,000	Magnum Hunter Resources, Inc., 9.600% due 3/15/12	919,590
	Petroleos Mexicanos:
800,000	9.500% due 9/15/27	976,000
5,000,000	Debentures, 8.625% due 12/1/23	5,650,000
275,000	Swift Energy Co., Sr. Sub. Notes, 9.375% due 5/1/12	303,875
	The Williams Cos., Inc.:
1,000,000	Notes, 7.625% due 7/15/19	1,085,000
850,000	Sr. Notes, 8.625% due 6/1/10	990,250

		15,283,028

Housing Related - 0.4%
1,400,000	Norcraft Cos. L.P., Sr. Sub. Notes, 9.000% due 11/1/11 (d)	1,512,000
450,000	THL Buildco Inc., Sr. Sub. Notes, 8.500% due 9/1/14 (d)	471,375

		1,983,375

Manufacturing - 2.3%
1,500,000	Blount Inc., 13.000% due 8/1/09	1,606,875
550,000	Case New Holland Inc., Sr. Notes, 9.250% due 8/1/11 (d)	610,500
1,350,000	Eagle-Picher Industries, Inc., Sr. Notes, 9.750% due 9/1/13	1,461,375
200,000	General Binding Corp., 9.375% due 6/1/08	205,500
750,000	Keystone Automotive Operations Inc., Sr. Sub. Notes, 9.750% due 11/1/13	811,875
1,500,000	Kinetek, Inc., Sr. Notes, Series D, 10.750% due 11/15/06	1,387,500
1,250,000	Sequa Corp., Sr. Notes, Series B, 8.875% due 4/1/08	1,353,125
892,000	TRW Automotive Inc., Sr. Notes, 9.375% due 2/15/13	1,032,490
	Wesco Distribution Inc.:
1,000,000	9.125% due 6/1/08	1,035,000
990,000	Series B, 9.125% due 6/1/08	1,024,650

		10,528,890

Media & Cable - 4.1%
1,825,000	Cablevision Systems Corp., Sr. Notes, 5.670% due 4/1/09 (d)(f)	1,879,750
	Charter Communications Holdings, LLC:
2,500,000	Sr. Discount Notes, (zero coupon until 5/15/06, 11.750% thereafter), due 5/15/11	1,600,000
	Sr. Notes:
650,000	8.250% due 4/1/07	594,750
1,500,000	10.000% due 5/15/11	1,192,500
1,367,000	Dex Media West LLC, Sr. Sub. Notes, Series B, 9.875% due 8/15/13	1,578,885

See Notes to Schedule of Investments.

SALOMON BROTHERS GLOBAL HIGH INCOME FUND INC.

Schedule of Investments (unaudited) (continued)	August 31, 2004

FACE AMOUNT	SECURITY(a)	VALUE
Media & Cable - 4.1% (continued)
$2,812,645	Hollinger Participation Trust, Sr. Notes, Payment-in-Kind, 12.125% due 11/15/10(d)	$3,185,320
1,300,000	Houghton Mifflin Co., Sr. Discount Notes, (zero coupon until 10/15/08, 11.500% thereafter), due 10/15/13	775,125
1,000,000	Insight Midwest, L.P., Sr. Notes, 10.500% due 11/1/10	1,087,500
500,000	Interep National Radio Sales, Inc., Series B, 10.000% due 7/1/08	393,125
1,000,000	LodgeNet Entertainment Corp., Sr. Sub. Debentures, 9.500% due 6/15/13	1,097,500
525,000	Mediacom Broadband LLC, 11.000% due 7/15/13	570,937
275,000	Mediacom LLC, Sr. Notes, 9.500% due 1/15/13	270,875
850,000	NextMedia Operating, Inc., 10.750% due 7/1/11	956,250
175,000	NTL Cable PLC, Sr. Notes, 8.750% due 4/15/14(d)	182,875
375,000	PanAmSat Corp., 9.000% due 8/15/14(d)	392,813
1,000,000	R.H.Donnelley Finance Corp. I, 10.875% due 12/15/12	1,187,500
1,400,000	Von Hoffmann Corp., 10.250% due 3/15/09	1,564,500

		18,510,205

Services & Other - 0.9%
990,000	Advanstar Communications Inc., Secured Notes, 9.220% due 8/15/08(f)	1,028,362
225,000	Allied Security Escrow Corp., Sr. Sub. Notes, 11.375% due 7/15/11(d)	238,500
900,000	Allied Waste North America, Inc., Sr. Notes, Series B, 7.375% due 4/15/14	878,625
700,000	Cenveo Corp., Sr. Sub. Notes, 7.875 due 12/1/13	670,250
1,375,000	Muzak LLC, Sr. Notes, 10.000% due 2/15/09	1,230,625

		4,046,362

Technology - 0.4%
400,000	Amkor Technology, Inc., Sr. Sub. Notes, 10.500% due 5/1/09	364,000
2,025,000	Lucent Technologies Inc., Debentures, 6.450% due 3/15/29	1,599,750

		1,963,750

Telecommunications - 2.5%
	Alamosa (Delaware), Inc.:
679,000	Zero coupon until 7/31/05, (12.000% thereafter), due 7/31/09	679,000
487,000	11.000% due 7/31/10	535,700
1,450,000	American Tower Corp., Sr. Notes, 9.375% due 2/1/09	1,555,125
	Crown Castle International Corp., Sr. Notes:
675,000	7.500% due 12/1/13	678,375
1,000,000	Series B, 7.500% due 12/1/13	1,005,000
175,000	Nextel Communications, Inc., Sr. Notes, 7.375% due 8/1/15	183,750
	Qwest Services Corp., Notes:
1,000,000	14.000% due 12/15/10(d)	1,167,500
1,750,000	14.500% due 12/15/14(d)	2,086,875
	SBA Communications Corp.:
275,000	Sr. Discount Notes, (zero coupon until 12/15/07, 9.750% thereafter), due 12/15/11	215,875

See Notes to Schedule of Investments.

SALOMON BROTHERS GLOBAL HIGH INCOME FUND INC.

Schedule of Investments (unaudited) (continued)	August 31, 2004

FACE AMOUNT	SECURITY(a)	VALUE
Telecommunications - 2.5% (continued)
$1,500,000	Sr. Notes, 10.250% due 2/1/09	$1,586,250
1,125,000	UbiquiTel Operating Co., (zero coupon until 4/15/05, 14.000% thereafter), due 4/15/10	1,158,750
300,000	Western Wireless Corp., Sr. Notes, 9.250% due 7/15/13	309,750

		11,161,950

Transportation - 0.3%
	Continental Airlines, Inc., Pass-Through Certificates:
596,097	Series 974C, 6.800% due 7/2/07	508,160
771,494	Series 981C, 6.541% due 9/15/08	662,460

		1,170,620

Utilities - 2.2%
	The AES Corp., Sr. Notes:
525,000	9.375% due 9/15/10	586,687
875,000	7.750% due 3/1/14	885,938
1,000,000	Allegheny Energy Supply Statutory Trust 2001, Secured Notes, 10.250% due 11/15/07 (d)	1,105,000
2,450,000	Calpine Corp., Secured Notes, 8.500% due 7/15/10 (d)	1,935,500
	Edison Mission Energy, Sr. Notes:
1,525,000	10.000% due 8/15/08	1,776,625
175,000	9.875% due 4/15/11	201,687
1,525,000	NRG Energy Inc., Secured Notes, 8.000% due 12/15/13 (d)	1,608,875
	Reliant Energy, Inc., Secured Notes:
25,000	9.250% due 7/15/10	27,500
1,425,000	9.500% due 7/15/13	1,581,750

		9,709,562

	TOTAL CORPORATE BONDS
	(Cost - $153,695,190)	160,230,938

FACE AMOUNT(g)
SOVEREIGN BONDS - 48.9%
Argentina - 0.8%
	Republic of Argentina:
1,100,000	Discount Bond, Series L-GL, 2.4375% due 3/31/23 (e)(f)	563,062
5,475,000	Series L-GP, 6.000% due 3/31/23 (e)	2,819,625

		3,382,687

Brazil - 9.2%
	Federal Republic of Brazil:
16,350,000	7.336% due 6/29/09 (f)	17,576,250
1,150,000	11.000% due 8/17/40	1,231,075

See Notes to Schedule of Investments.

SALOMON BROTHERS GLOBAL HIGH INCOME FUND INC.

Schedule of Investments (unaudited) (continued)	August 31, 2004

FACE AMOUNT(g)		SECURITY(a)	VALUE
Brazil - 9.2% (continued)
$ 6,039,766		C Bonds, 8.000% due 4/15/14	$5,915,195
		DCB, Series L:
9,129,341		Bearer, 2.125% due 4/15/12 (f)	8,250,642
235,294		Registered, 2.125% due 4/15/12 (f)	212,794
8,653,846		FLIRB, Series L, 2.0625% due 4/15/09 (f)	8,394,231

			41,580,187

Bulgaria - 0.3%
1,542,857		Republic of Bulgaria, FLIRB, Series A, 2.750% due 7/28/12 (f)	1,540,929

Colombia - 1.9%
		Republic of Colombia:
1,150,000		8.125% due 5/21/24	1,052,250
6,800,000		10.375% due 1/28/33	7,446,000

			8,498,250

Dominican Republic - 0.1%
400,000		Dominican Republic, 9.500% due 9/27/06	308,000

Ecuador - 2.0%
		Republic of Ecuador:
5,055,000		12.000% due 11/15/12	4,943,790
5,380,000		8.000% due 8/15/30 (f)	4,243,475

			9,187,265

EL Salvador - 0.1%
450,000		Republic of El Salvador, 7.750% due 1/24/23	481,770

Finland - 2.3%
7,500,000	EUR	Republic of Finland, 5.750% due 2/23/11	10,256,548

France - 2.4%
8,900,000	EUR	Republic of France, 3.500% due 1/12/08	11,042,401

Germany - 7.8%
2,100,000		Aries Vermoegensverwaltungs GmbH, Russian Federation Sovereign Credit-Linked Notes, Series C, 9.600% due 10/25/14 (d)	2,362,500
		Republic of Germany:
8,700,000	EUR	4.250% due 2/15/08	11,067,527
8,400,000	EUR	4.750% due 7/4/08	10,857,187
8,300,000	EUR	5.250% due 1/4/11	11,044,601

			35,331,815

Mexico - 4.7%
		United Mexican States:
12,690,000		6.375% due 1/16/13	13,356,225
294,000		5.875% due 1/15/14	298,116
1,100,000		6.625% due 3/3/15	1,161,050
4,325,000		11.375% due 9/15/16	6,341,531

			21,156,922

See Notes to Schedule of Investments.

SALOMON BROTHERS GLOBAL HIGH INCOME FUND INC.

Schedule of Investments (unaudited) (continued)	August 31, 2004

FACE AMOUNT(g)		SECURITY(a)	VALUE
The Netherlands - 2.4%
8,100,000	EUR	Republic of Netherlands, 5.000% due 7/15/11	$10,634,977

Panama - 1.4%
6,377,599		Republic of Panama, IRB, 2.750% due 7/17/14 (f)	6,154,383

Peru - 1.2%
6,100,000		Republic of Peru, FLIRB, 4.500% due 3/7/17 (f)	5,307,000

The Philippines - 1.6%
		Republic of The Philippines:
1,475,000		9.000% due 2/15/13	1,525,666
3,500,000		9.375% due 1/18/17	3,703,350
2,000,000		10.625% due 3/16/25	2,212,500

			7,441,516

Russia - 7.1%
		Russian Federation:
225,000		11.000% due 7/24/18	294,750
9,750,000		12.750% due 6/24/28	14,820,000
17,825,000		5.000% due 3/31/30 (f)	17,089,719

			32,204,469

South Africa - 0.6%
		Republic of South Africa:
575,000		9.125% due 5/19/09	686,047
1,700,000		6.500% due 6/2/14	1,797,750

			2,483,797

Turkey - 1.8%
		Republic of Turkey:
475,000		11.750% 6/15/10	586,625
4,725,000		11.500% due 1/23/12	5,835,375
1,170,000		11.875% due 1/15/30	1,591,200

			8,013,200

Venezuela - 1.2%
		Republic of Venezuela:
4,270,000		5.375% due 8/7/10	3,743,723
1,650,000		9.250% due 9/15/27	1,540,688
350,000		9.375% due 1/13/34	322,700

			5,607,111

		TOTAL SOVEREIGN BONDS
		(Cost - $214,140,646)	220,613,227

LOAN PARTICIPATIONS (f)(h) - 0.9%
4,238,410		Kingdom of Morocco, Tranche A, 2.78125% due 1/5/09 (UBS Financial Services, Inc.) (Cost - $4,126,150)	4,174,834

See Notes to Schedule of Investments.

SALOMON BROTHERS GLOBAL HIGH INCOME FUND INC.

Schedule of Investments (unaudited) (continued)	August 31, 2004

FACE AMOUNT	SECURITY(a)	VALUE
ASSET-BACKED SECURITIES - 2.8%
$ 1,407,123	AQ Finance Net Interest Margin Trust, Series 2004 - RN5, Class A, 5.193% due 6/25/34 (d)	$1,409,237
	Bear Stearns, Asset Backed Securities, Net Interest Margin Trust:
	Series 2004 - HE5N:
1,748,002	Class A1, 5.000% due 6/25/34 (d)	1,740,660
158,000	Class A2, 5.000% due 7/25/34 (d)	156,847
942,574	Series 2004 - HE6N, Class A1, 5.250% due 7/25/34 (d)	940,501
1,885,485	Countrywide Asset-Backed Certificates, Series 2004 - 5N, 5.500% due 10/25/35 (d)	1,886,239
1,323,120	Finance America Net Interest Margin Trust, Series 2004 - 1, Class N1, 5.250% due 6/27/34 (d)	1,323,533
1,187,398	First Consumers Master Trust, Series 2001-A, Class A, 1.910% due 9/15/08 (f)	1,152,683
1,721,318	Novastar Net Interest Margin Trust, Series 2004 - N2, 4.458% due 6/26/34 (d)	1,721,318
	Sail Net Interest Margin Notes, Class A:
398,674	Series 2003-6A, 7.000% due 7/27/33 (d)	398,837
425,283	Series 2003-7A, 7.000% due 7/27/33 (d)	425,431
1,500,000	Structured Asset Investment Loan Trust, Series 2003 - BC10, Class M2, 3.465% due 10/25/33 (f)	1,525,580

	TOTAL ASSET-BACKED SECURITIES
	(Cost - $12,683,324)	12,680,866

COLLATERALIZED MORTGAGE OBLIGATIONS - 1.7%
	Fannie Mae Strip:
15,011,243	Series 329, Class 2, 5.500% due 1/1/33 - Interest Only	3,370,182
18,358,038	Series 338, Class 2, 5.500% due 6/1/33 - Interest Only	4,260,941

	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
	(Cost - $8,018,051)	7,631,123

SHARES
PREFERRED STOCK - 0.2%
1,394	Alamosa Holdings, Inc., Series B, 7.500% due 7/31/13 (Cost - $431,471)	875,084

WARRANTS
WARRANTS (i) - 0.0%
450	Mueller Holdings, Inc., (Exercise price of $0.01 per share expiring on 4/15/14, each warrant exercisable for 109.820 shares of common stock.) (Cost - $0)	27,000

See Notes to Schedule of Investments.

SALOMON BROTHERS GLOBAL HIGH INCOME FUND INC.

Schedule of Investments (unaudited) (continued)	August 31, 2004

FACE AMOUNT	SECURITY(a)	VALUE
REPURCHASE AGREEMENTS - 30.0%
$25,000,000	Deutsche Bank Securities Inc. dated 8/31/04, 1.570% due 9/1/04; Proceeds at maturity - $25,001,090; (Fully collateralized by various U.S. Government Agency Obligations, 0.000% to 6.750% due 9/9/04 to 3/15/31; Market value - $25,500,005)	$25,000,000
35,032,000	Goldman Sachs Group Inc. dated 8/31/04, 1.570% due 9/1/04; Proceeds at maturity - $35,033,538; (Fully collateralized by various U.S. Government Agency Obligations, 0.000% to 12.750% due 10/21/04 to 2/15/25; Market Value - $35,732,642)	35,032,000
25,000,000	Merrill Lynch Government Securities Inc. dated 8/31/04, 1.570% due 9/1/04; Proceeds at maturity - $25,001,090; (Fully collateralized by various U.S. Government Agency Obligations, 0.000% to 2.500% due 11/17/04 to 2/24/06; Market value - $25,500,011)	25,000,000
25,000,000	Morgan Stanley dated 8/31/04, 1.570% due 9/1/04; Proceeds at maturity - $25,001,090; (Fully collateralized by various U.S. Government Agency Obligations, 0.000% to 6.450% due 5/4/05 to 8/14/23; Market value - $25,754,149)	25,000,000
25,000,000	UBS Securities LLC dated 8/31/04, 1.580% due 9/1/04; Proceeds at maturity - $25,001,097; (Fully collateralized by various U.S. Government Agency Obligations, 0.000% to 9.800% due 10/22/04 to 3/1/26; Market Value - $25,500,074)	25,000,000

	TOTAL REPURCHASE AGREEMENTS
	(Cost - $135,032,000)	135,032,000

	TOTAL INVESTMENTS - 171.2% (Cost - $752,826,832*)	772,265,142
	Liabilities in Excess of Other Assets - (71.2%)	(321,165,980)

	TOTAL NET ASSETS - 100.0%	$451,099,162

(a)	All securities segregated as collateral pursuant to revolving credit facility, forward foreign currency contracts or “to-be-announced” securities.

(b)	Security acquired under mortgage dollar roll agreement.

(c)	Security is traded on a “to-be-announced” basis.

(d)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. These securities have been deemed liquid pursuant to guidelines approved by the Board of Directors.

(e)	Security is currently in default.

(f)	Rate shown reflects current rate on instrument with variable rate or step coupon rates.

(g)	Face amount denominated in U.S. dollars unless otherwise indicated

(h)	Participation interests were acquired through the financial institutions indicated parenthetically.

(i)	Non-income producing security.

*	Aggregate cost for Federal income tax purposes is substantially the same.

See Notes Schedule of Investments.

SALOMON BROTHERS GLOBAL HIGH INCOME FUND INC.

Schedule of Investments (unaudited) (continued)	August 31, 2004

Abbreviations used in this schedule:

C Bond	-	Capitalization Bond.
DCB	-	Debt Conversion Bond.
EUR	-	Euro.
FLIRB	-	Front Loaded Interest Reduction Bond.
IRB	-	Interest Reduction Bond.
NMB	-	New Money Bond.
PDI	-	Past Due Interest.

See Notes Schedule of Investments.

Notes to Schedule of Investments (unaudited)

Note 1. Organization and Significant Accounting Policies

Salomon Brothers Global High Income Fund Inc. (“Fund”) was incorporated in Maryland and is registered as a non-diversified, closed-end, management investment company under the Investment Company Act of 1940, as amended.

The following is a summary of significant accounting policies consistently followed by the Fund and is in conformity with U.S. generally accepted accounting principles (“GAAP”):

(a) Investment Valuation. In valuing the Fund’s assets, all securities for which market quotations are readily available are valued (i) at the last sale price prior to the time of determination if there were a sale on the date of determination, (ii) at the mean between the last current bid and asked prices if there were no sales on such date and bid and asked quotations are available, and (iii) at the bid price if there were no sales price on such date and only bid quotations are available. Publicly traded foreign government debt securities are typically traded internationally in the over-the-counter market, and are valued at the mean between the last current bid and asked price as of the close of business of that market. However, when the spread between bid and asked price exceeds five percent of the par value of the security, the security is valued at the bid price. Securities may also be valued by independent pricing services which use prices provided by market-makers or estimates of market values obtained from yield data relating to instruments or securities with similar characteristics. When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the fund’s Board. Short-term investments having maturity of 60 days or less are valued at amortized cost which approximates market value. Securities for which reliable quotations are not readily available and all other securities and assets are valued at fair value as determined in good faith by, or under procedures established by, the Board of Directors.

(b) Repurchase Agreements. When entering into repurchase agreements, it is the Fund’s policy that the custodian take possession of the underlying collateral securities, the value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Reverse Repurchase Agreements. The Fund may enter into reverse repurchase agreements in which the Fund sells portfolio securities and agrees to repurchase them from the buyer at a particular date and price. Whenever the Fund enters into a reverse repurchase agreement, the custodian delivers liquid assets in an amount at least equal to the repurchase price marked-to-market daily (including accrued interest), and subsequently monitors the account to ensure that such equivalent value is maintained. The Fund pays interest on amounts obtained pursuant to reverse repurchase agreements. Reverse repurchase agreements are considered to be borrowings by the Fund. Reverse repurchase agreements involve leverage risk and the risk that the market value of securities retained by the Fund may decline below the repurchase price of the securities sold by the Fund which it is obligated to repurchase.

(d) Futures Contracts. The Fund may from time to time enter into futures contracts. Securities or cash equal to the initial margin amount are either deposited with the broker or segregated by the custodian upon entering the futures contract. Additional securities are also segregated up to

Notes to Schedule of Investments (unaudited) (continued)

the current market value of the futures contracts. During the period the futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by “marking-to-market” on a daily basis to reflect the market value of the contract at the end of each day’s trading. Variation margin payments are received or made and recognized as assets due from or liabilities due to broker, depending upon whether unrealized gains or losses are incurred. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund’s basis in the contract. The Fund enters into such contracts typically to hedge a portion of their portfolios. The Fund bears the market risk that arises from changes in the value of the financial instruments and securities indices.

(e) Forward Foreign Currency Contracts. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The contract is marked-to-market daily and the change in value is recorded by the Fund as an unrealized gain or loss. When a forward foreign currency contract is extinguished, through either delivery or offset by entering into another forward foreign currency contract, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was extinguished or offset. The Fund bears the market risk that arises from changes in foreign currency exchange rates and the credit risk should a counterparty fail to meet the terms of such contracts.

(f) Mortgage Dollar Rolls. The Fund enters into dollar rolls in which the Fund sells mortgage-backed securities for delivery in the current month and simultaneously contracts to repurchase substantially similar (same type, coupon and maturity) securities to settle on a specified future date. During the roll period, the Fund forgoes principal and interest paid on the securities. The Fund is compensated by a fee paid by the counterparty. Dollar rolls are accounted for as financing arrangements; the fee is accrued into interest income ratably over the term of the dollar roll and any gain or loss on the roll is deferred and realized upon disposition of the rolled security. Dollar roll transactions involve the risk that the market value of the securities sold by the Fund may decline below the repurchase price of the similar securities.

(g) Securities Traded on a To-Be-Announced Basis. The Fund may trade securities on a to-be-announced (“TBA”) basis. In a TBA transaction, the Fund commits to purchasing or selling securities for which specific information is not yet known at the time of the trade, particularly the face amount and maturity date in Government National Mortgage Association (“GNMA”) transactions. Securities purchased on a TBA basis are not settled until they are delivered to the Fund, normally 15 to 45 days later. Beginning on the date the Fund enters into a TBA transaction, cash, U.S. government securities or other liquid high grade debt obligations are segregated in an amount equal in value to the purchase price of the TBA security. These transactions are subject to market fluctuations and their current value is determined in the same manner as for other securities.

(h) Loan Participations. The Fund invests in fixed and floating rate loans arranged through private negotiations between a foreign sovereign entity and one or more financial institutions. The Fund’s investment in any such loan may be in the form of a participation in or an assignment of the loan. In connection with purchasing participations, the Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the loan, nor any rights of set-off against the borrower, and the Fund may not benefit directly from any

Notes to Schedule of Investments (unaudited) (continued)

collateral supporting the loan in which it has purchased the participation. As a result, the Fund will assume the credit risk of both the borrower and the lender that is selling the participation. In the event of the insolvency of the lender selling the participation, the Fund may be treated as a general creditor of the lender and may not benefit from any set-off between the lender and the borrower.

(i) Foreign Currency Translation. The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rate of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, and income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held at the date of the financial statements. Net unrealized appreciation or depreciation on investments and foreign currency translation arise from changes in the value of assets and liabilities, including investments in securities at the date of the financial statements, resulting from changes in the exchange rates and changes in market prices of securities held. Differences between income and expense amounts recorded and collected or paid are adjusted when reported by the custodian bank.

Note 2. Investments

At August 31, 2004, the aggregate gross unrealized appreciation and depreciation of investments for Federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$24,573,435
Gross unrealized depreciation	(5,135,125)

Net unrealized appreciation	$19,438,310

At August 31, 2004, the Fund had the following open futures contracts:

	# of Contracts	Expiration Date	Basis Value	Market Value	Unrealized Loss
Contracts to Sell
U.S. Treasury 5 Year Note	634	12/04	$69,866,483	$70,165,969	$(299,486)
U.S. Treasury 10 Year Note	1,333	12/04	148,072,719	149,712,562	(1,639,843)

					$(1,939,329)

Notes to Schedule of Investments (unaudited) (continued)

At August 31, 2004, the Fund had open forward foreign currency contracts as described below. The unrealized loss on the contracts reflected in the accompanying financial statements were as follows:

Foreign Currency	Local Currency	Market Value	Settlement Date	Unrealized Gain
Contracts to Buy:
Euro	1,000,000	$1,217,378	11/24/04	$3,478
Contracts to Sell:
Euro	54,162,531	65,936,290	11/24/04	429,051

				$432,529

The average monthly balance of mortgage dollar rolls outstanding during the three months ended August 31, 2004 was $220,515,749. At August 31, 2004, the Fund had outstanding mortgage dollar rolls with a total cost of $224,700,000. Counterparties with mortgage dollar rolls outstanding in excess of 10% of total net assets at August 31, 2004 included J.P. Morgan Chase & Co. ($66,360,226), Bear Stearns ($63,023,472) and Merrill Lynch Government Securities Inc. ($59,704,931).

At August 31, 2004, the Fund held TBA securities with a total coat of $224,700,000.

At August 31, 2004, the Fund held loan participations with a total cost of $4,126,150 and a total market value of $4,174,834.

Note 3. Credit Risk

The yields of emerging markets debt obligations and high-yield corporate debt obligations reflect, among other things, perceived credit risk. The Fund’s investment in securities rated below investment grade typically involves risks not associated with higher rated securities including, among others, overall greater risk of timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading. The consequences of political, social, economic or diplomatic changes may have disruptive effects on the market prices of investments held by the Fund.

Note 4. Foreign Securities

Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in U.S. companies and the U.S. government. These risks include revaluation of currencies and future adverse political and economic developments. Moreover, securities of many foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. companies and the U.S. government.

Notes to Schedule of Investments (unaudited) (continued)

Note 5. Loan

At August 31, 2004, the Fund had outstanding a $100,000,000 loan pursuant to a revolving credit and security agreement with Three Pillars Funding Corp. and Citicorp North America Inc. (“CNA”), an affiliate of SBAM. In addition, CNA acts as administrative agent. The loans generally bear interest at a variable rate based on the weighted average interest rates of the underlying commercial paper or LIBOR, plus any applicable margin. Securities held by the Fund are subject to a lien, granted to the lenders, to the extent of the borrowing outstanding and any additional expenses.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Salomon Brothers Global High Income Fund Inc.

By	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date October 28, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date October 28, 2004

By	/s/ Frances M. Guggino
Frances M. Guggino Chief Financial Officer

Date October 28, 2004